SIGNIFICANT ACCOUNTING POLICIES - Changes Due To Early Adoption (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other noncurrent assets, net	$ 90,465	$ 215,731
Notes payable and current portion of long-term debt	111,823	307,273
Long-term debt	1,150,084	1,164,344
Adjustments for New Accounting Principle, Early Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other noncurrent assets, net	90,465	215,731
Notes payable and current portion of long-term debt	111,823	307,273
Long-term debt	1,150,084	1,164,344
Adjustments for New Accounting Principle, Early Adoption | As Reported Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other noncurrent assets, net	94,271	220,154
Notes payable and current portion of long-term debt	112,831	309,862
Long-term debt	1,152,882	1,166,178
Adjustments for New Accounting Principle, Early Adoption | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other noncurrent assets, net	(3,806)	(4,423)
Notes payable and current portion of long-term debt	(1,008)	(2,589)
Long-term debt	$ (2,798)	$ (1,834)